Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net Loss	¥ (17,789)	¥ (61,236)	¥ (159,590)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, equipment and leasehold improvement	473	1,134	1,049
Amortization of right-of-use asset	5,600	5,260	8,410
Amortization of intangible assets	2,100	2,100	2,100
Changes in fair value of warrant	(1,476)	(2,634)	(1,702)
Changes in fair value of amounts due to related party	4,461	757	7,524
Share-based compensation expense	24,352	33,869	109,983
Provision/(reversal) of allowance for current expected credit losses	(1,218)	3,387	1,203
Foreign exchange losses/(gains)	(4,805)	2,810	2,546
Loss on disposal of property, equipment and leasehold improvement	90	816	46
Dispute resolution expenses		2,355
Deferred income tax	(525)	(525)	(525)
Changes in operating assets and liabilities:
Accounts receivable	(162,055)	(519,617)	(65,602)
Prepayments and other current assets	(12,795)	2,655	(7,028)
Accounts payable	116,913	408,947	89,712
Contract liabilities	(737)	(2,514)	3,407
Salary and welfare benefits payable	3,309	6,768	10,306
Tax payable	10,646	11,061	(2,128)
Accrued expenses and other current liabilities	(1,050)	(5,353)	(17,680)
Lease liabilities	(6,044)	(4,175)	(8,981)
Net cash used in operating activities	(40,550)	(114,135)	(26,950)
Cash flows from investing activities:
Purchase of property, equipment and leasehold improvement	(75)	(1,663)	(549)
Proceeds from disposal of property, equipment and intangible assets	48	12	22
Loan provided to a third party		(10,000)
Loan repaid by a third party		10,000
Placement of short-term investments	(16,778)	(186,471)	(42,722)
Cash received from maturities of short-term investments	52,202	172,522	56,071
Net cash generated from/(used in) investing activities	35,397	(15,600)	12,822
Cash flows from financing activities:
Cash received from short-term borrowings from bank (Note 10(1))	102,500	30,000	20,000
Cash repayments of short-term borrowings to bank (Note 10(1))	(52,000)	(20,000)
Cash receipt of the debt proceeds (Note 13)		5,000
Cash repayments of short-term borrowings to a third party	(5,000)
Cash received from long-term borrowings from bank	10,000
Cash repayments of long-term borrowings to bank	(200)
Cash repayments of amounts due to a related party (Note 21(a)(i))		(10,000)	(12,610)
Proceeds from exercise of share-based awards	104
Cash payment for PIPE financing cost (Note 3)			(4,953)
Cash payment for settling a dispute with a security holder		(3,055)
Net cash generated from financing activities	55,404	1,945	140,345
Effect of foreign exchange rate changes on cash and cash equivalents	(2,126)	1,870	2,230
Net increase/(decrease) in cash and cash equivalents and restricted cash	48,125	(125,920)	128,447
Cash and cash equivalents and restricted cash at beginning of the year	122,472	248,392	119,945
Cash and cash equivalents and restricted cash at end of the year	170,597	122,472	248,392
Reconciliation to amounts on consolidated balance sheet:
Restricted cash at end of the year	26,086	5,000	5,000
Cash and cash equivalents at end of the year	144,511	117,472	243,392
Supplemental disclosures of cash flow information:
Cash payments of interest expense	(2,017)	(584)	(898)
Cash paid for income tax	(119)	(234)	(162)
Supplemental schedule of non-cash investing and financing activities:
Accretions to preferred shares redemption value			762,169
Conversion of Preferred Shares into Class A ordinary shares			2,321,050
Right-of-use assets obtained in exchange for obligations	7,047	6,843	5,602
Right-of-use assets released due to termination of lease contracts	(648)	(6,179)	(1,666)
Prime Impact Cayman LLC [Member]
Cash flows from financing activities:
Proceeds from PIPE financing			8,609
World Dynamic Limited [Member]
Cash flows from financing activities:
Proceeds from PIPE financing			93,436
Goldrock Holdings Limited [Member]
Cash flows from financing activities:
Proceeds from PIPE financing			¥ 35,863